Investments in Associates and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Associates and Joint Ventures

Details of the Company’s associates and joint ventures accounted for under the equity method at the end of the reporting period are as follows:

			Ownership Percentage		Carrying Amount
Investee	Principal Activity	Place of Incorporation	December 31, 2017	December 31, 2016	December 31, 2017		December 31, 2016
Heineken (1) (2)	Beverages	The Netherlands	14.8%	20.0%	Ps.	83,720	Ps.	105,268
Coca-Cola FEMSA:
Joint ventures:
Compañía Panameña de Bebidas, S.A.P.I. de C.V.	Beverages	Mexico	50.0%	50.0%		2,036		1,911
Dispensadoras de Café, S.A.P.I. de C.V.	Services	Mexico	50.0%	50.0%		153		145
Estancia Hidromineral Itabirito, L.T.D.A	Bottling and distribution	Brazil	—	50.0%		—		96
Coca-Cola FEMSA Philippines, Inc. (“CCFPI”) (4)	Bottling	Philippines	—	51.0%		—		11,460
Fountain Agua Mineral, L.T.D.A	Beverages	Brazil	50.0%	50.0%		784		765
Associates:
Promotora Industrial Azucarera, S.A. de C.V. (“PIASA”)	Sugar production	Mexico	36.4%	36.4%		2,933		2,657
Industria Envasadora de Queretaro, S.A. de C.V. (“IEQSA”)	Canned bottling	Mexico	26.5%	26.5%		177		177
Industria Mexicana de Reciclaje, S.A. de C.V. (“IMER”)	Recycling	Mexico	35.0%	35.0%		121		100
Jugos del Valle, S.A.P.I. de C.V.	Beverages	Mexico	26.3%	26.3%		1,560		1,574
KSP Partiçipações, L.T.D.A.	Beverages	Brazil	38.7%	38.7%		117		126
Leao Alimentos e Bebidas, L.T.D.A.	Beverages	Brazil	24.7%	27.7%		3,001		3,282
UBI 3 Participações Ltda (Ades)	Beverages	Brazil	26.0%	—		391		—
Other investments in Coca-Cola FEMSA’s companies	Various	Various	Various	Various		228		64
FEMSA Comercio:
Café del Pacifico, S.A.P.I. de C.V. (Caffenio) (1)	Coffee	Mexico	40.0%	40.0%		539		493
Other investments (1) (3)	Various	Various	Various	Various		337		482

					Ps.	96,097	Ps.	128,601

(1)	Associate.
(2)	As of December 31, 2017 comprised of 8.63% of Heineken, N.V. and 12.26% of Heineken Holding, N.V., which represents an economic interest of 14.76% in Heineken Group and as of December 31, 2016, comprised of 12.53% of Heineken, N.V. and 14.94% of Heineken Holding, N.V., which represented an economic interest of 20% in Heineken Group. The Company has significant influence, mainly, due to the fact that it participates in the Board of Directors of Heineken Holding, N.V. and the Supervisory Board of Heineken N.V.; and for the material transactions between the Company and Heineken Group..
(3)	Joint ventures.
(4)	See Note 4.1.2

Summarized Financial Information in Respect of Associate Accounted for Under Equity Method

Summarized financial information in respect of the associate Heineken Group accounted for under the equity method is set out below.

	December 31, 2017				December 31, 2016
	Million of				Million of
	Peso		Euro		Peso		Euro
Total current assets	Ps.	194,429	€.	8,248	Ps.	177,176	€.	8,137
Total non-current assets		772,861		32,786		679,004		31,184
Total current liabilities		246,525		10,458		226,385		10,397
Total non-current liabilities		378,463		16,055		312,480		14,351
Total equity		342,302		14,521		317,315		14,573
Equity attributable to equity holders		314,015		13,321		288,246		13,238
Total revenue and other income	Ps.	499,818	€.	22,029	Ps.	427,019	€.	20,838
Total cost and expenses		423,764		18,677		370,563		18,083
Net income	Ps.	48,850	€.	2,153	Ps.	35,636	€.	1,739
Net income attributable to equity holders		43,903		1,935		31,558		1,540
Other comprehensive income		(26,524)		(1,169)		(19,037)		(929)
Total comprehensive income	Ps.	22,326	€.	984	Ps.	16,599	€.	810
Total comprehensive income attributable to equity holders		19,989		881		13,525		660

Reconciliation from Equity of Associate to Investment of Company

Reconciliation from the equity of the associate Heineken Group to the investment of the Company.

	December 31, 2017				December 31, 2016
	Million of				Million of
	Peso		Euro		Peso		Euro
Equity attributable to equity holders of Heineken	Ps.	314,018	€.	13,321	Ps.	288,090	€.	13,238
Economic ownership percentage		14.76%		14.76%		20%		20%

	Ps.	46,349	€.	1,966	Ps.	57,618	€.	2,648
Effects of fair value determined by Purchase Price Allocation		16,610		705		21,495		988
Goodwill		20,761		881		26,116		1,200

Heineken investment	Ps.	83,720	€.	3,552	Ps.	105,229	€.	4,836

Schedule of Company's Share of Other Comprehensive Income from Equity Investees, Net of Taxes

The Company’s share of other comprehensive income from equity investees, net of taxes for the year ended December 31, 2017, 2016 and 2015 are as follows:

	2017		2016		2015
Items that may be reclassified to consolidated net income:
Valuation of the effective portion of derivative financial instruments	Ps.	252	Ps.	614	Ps.	213
Exchange differences on translating foreign operations		(2,265)		(2,842)		69

Total	Ps.	(2,013)	Ps.	(2,228)	Ps.	282

Items that may not be reclassified to consolidated net income in subsequent periods:
Remeasurements of the net defined benefit liability	Ps.	69	Ps.	(1,004)	Ps.	169